Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
1% increase in the discount rate (gain)	$ 2,776,350	$ 2,389,048
1% decrease in the discount rate (loss)	$ (3,175,614)	$ (2,725,833)